Components of Income Before Income Taxes and Equity in Net Earnings of Equity Method Investees (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
- Domestic	$ (7,177,897)	$ (6,422,577)	$ (4,870,380)
- Foreign	(4,371,884)	(973,378)	(898,648)
Loss before income taxes and equity in net loss of equity method investees	(11,549,781)	(7,395,955)	(5,769,028)
Current income tax (benefit) expense	$ (33,248)	$ 65,555	$ 17,279